Shareholder Report, Holdings (Details) - C000222781	Sep. 30, 2024
Apple8198199
Holdings [Line Items]
Percent of Total Investments	5.10%
Loews8198260
Holdings [Line Items]
Percent of Total Investments	4.90%
Costco Wholesale8198224
Holdings [Line Items]
Percent of Total Investments	4.70%
NVIDIA8198279
Holdings [Line Items]
Percent of Total Investments	4.70%
Microsoft8198265
Holdings [Line Items]
Percent of Total Investments	4.60%
International Business Machines8198244
Holdings [Line Items]
Percent of Total Investments	3.80%
Meta Platforms8198262
Holdings [Line Items]
Percent of Total Investments	3.70%
Amphenol8198196
Holdings [Line Items]
Percent of Total Investments	3.50%
Walt Disney8198311
Holdings [Line Items]
Percent of Total Investments	2.60%
Colgate-Palmolive8198221
Holdings [Line Items]
Percent of Total Investments	2.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%